Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue
Revenue

7.Revenue

The following table summarizes revenue from contracts with customers for the six and three months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
In-game purchases	241,014	185,481	120,975	102,710
Advertising	10,823	10,852	4,791	6,934
Total	251,837	196,333	125,766	109,644

The following table set forth revenue disaggregated based on geographical location of our payers:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
US	81,385	63,793	42,203	34,849
Europe	53,485	44,589	26,770	23,682
FSU*	26,582	25,539	13,436	13,904
Asia	68,367	45,066	33,043	26,786
Other	22,018	17,346	10,314	10,423
Total	251,837	196,333	125,766	109,644
*	Former Soviet Union countries include Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.

99% of the Group’s total revenues for the six months ended June 30, 2022 was generated by Hero Wars game title (98% - for the six months ended June 30, 2021).

7.   Revenue

The following table summarizes revenue from contracts with customers for the years ended December 31, 2021, 2020 and 2019:

			2020, as previously
	2021	2020, restated*	reported	2019
In-game purchases	406,594	245,833	244,457	89,169
Advertising	27,500	15,059	15,059	4,642
Total	434,094	260,892	259,516	93,811

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

For more details on revenue recognition principles please see Note 4. The amount of 194,934 recognized as in-game purchases revenue in 2021 (66,096 - for the year ended December 31, 2020, 19,535- for the year ended December 31, 2019) was included in the balance of deferred revenue as at January 1,2021, 2020 and 2019 respectively.

The following table set forth revenue disaggregated based on geographical location of our payers:

			2020, as previously
	2021	2020, restated	reported	2019
US	136,570	97,470	96,950	38,066
Europe	93,620	61,494	61,167	22,956
FSU*	57,794	38,978	38,772	19,008
Asia	106,404	42,382	42,158	7,671
Other	39,706	20,568	20,469	6,110
Total	434,094	260,892	259,516	93,811
*	Former Soviet Union countries include Russia, Ukraine, Georgia, Belorussia, Uzbekistan, Armenia, Azerbaijan, Kazakhstan, Kyrgyzstan, Moldova, Turkmenistan, Tajikistan, Latvia, Lithuania and Estonia.

99% of the Group’s total revenues for the year ended December 31, 2021 was generated by Hero Wars game title (98% — for the year ended December 31, 2020, 87% — for the year ended December 31, 2019).